Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2018
Accounts receivable.
Schedule of accounts receivable

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
	(IFRS 9)	(IAS 39)	(IAS 39)
Gross carrying amount	2,961	2,723	3,444
Loss allowance	(452)	(499)	(660)
Total accounts receivable, net	2,509	2,224	2,784

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
	(IFRS 9)	(IAS 39)	(IAS 39)
Loss allowance
Loss allowance at January 1 (IAS 39)	499	660	623
Assets classified as held for sale at January 1 (IAS 39)	264
Change in accounting principle, IFRS 9 (Note 35)	(10)
Adjusted loss allowance at January 1 (IFRS 9)	753
Assets classified as held for sale	(267)	(264)	—
Companies acquired during the year	9	—	14
Companies divested during the year	—	(8)	—
Net change in loss allowance	(74)	95	(4)
Exchange rate differences	31	16	27
Total reserve for loss allowance	452	499	660

Schedule of overdue accounts receivable with no reserve

	Dec 31, 2017	Dec 31, 2016
	(IAS 39)	(IAS 39)
Accounts receivable, overdue with no reserve
Overdue between 1-30 days	320	365
Overdue between 31-60 days	63	94
Overdue more than 60 days	81	46
Total accounts receivable, overdue with no reserve	464	505

Schedule of receivable from sold equipment

	Dec 31,2018	Dec 31,2017	Dec 31,2016
	(IFRS 9)	(IAS 39)	(IAS 39)
Gross carrying amount	2,791	2,429	3,811
Loss allowance	(46)	—	—
Total receivable from sold equipment, net	2,745	2,429	3,811
of which non-current	898	649	1,084
of which current	1,847	1,780	2,727

Dec 31, 2018
(IFRS 9)
Loss allowance
Change in accounting principle, IFRS 9 (Note 35)	51
Adjusted loss allowance at January 1 (IFRS 9)	51
Net change in loss allowance	(5)
Total reserve for loss allowance	46

Schedule of loss allowance

		Past due
	Not due	1-30 days	31-60 days	61-90 days	> 90 days	Total
Accounts receivable
Consumer
Expected credit loss rate	1.67%	2.03%	8.16%	35.17%	79.09%
Gross carrying amount	614	306	57	19	305	1,301
Loss allowance	(10)	(6)	(5)	(7)	(241)	(269)

Business
Expected credit loss rate	0.21%	0.59%	2.41%	63.52%	64.78%
Gross carrying amount	1,216	136	31	23	254	1,660
Loss allowance	(2)	(1)	(1)	(15)	(164)	(183)
Total loss allowance						(452)

Receivable from sold equipment
Consumer
Expected credit loss rate	1.69%	—	—	—	—
Gross carrying amount	2,547	—	—	—	—	2,547
Loss allowance	(43)	—	—	—	—	(43)

Business
Expected credit loss rate	1.23%	—	—	—	—
Gross carrying amount	244	—	—	—	—	244
Loss allowance	(3)	—	—	—	—	(3)
Total loss allowance						(46)